CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of Allowance for Credit Losses
	June 30, 2025	December 31, 2024
	$ thousands	$ thousands
Balance, at beginning of period	13,796	24,602
Provision for expected credit losses	214	621
Recoveries collected	(68)	(*)(9,613)
Amounts written off charged against the allowance and others	-	(1,814)

Balance, at end of period	13,942	13,796